Other Related Party Transactions - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended					6 Months Ended				12 Months Ended
	Mar. 25, 2021	Mar. 31, 2020	Jun. 30, 2021		Dec. 31, 2020	Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021	Feb. 28, 2021	Mar. 21, 2019	Dec. 31, 2017
Related Party Transaction [Line Items]
Equity method investment, percentage sold								5.70%
Commited capital	$ 700,000,000.0
Related party transaction, service fees			$ 14,793,000			$ 24,281,000		$ 38,253,000		$ 45,526,000		$ 80,524,000	$ 290,748,000	$ 21,098,000
Related party transaction fees payable per month		$ 200,000,000
Revenue			38,758,000			45,375,000		87,694,000		92,637,000		169,783,000	179,651,000	28,653,000
Restructuring and other related costs			(27,794,000)			80,529,000		466,045,000		136,216,000		206,703,000	329,221,000
Accounts payable and accrued expenses			28,300,000		$ 29,500,000			28,300,000				29,500,000	1,500,000
Future minimum lease cost payments , tenant lease incentive receivables			1,301,453,000		1,471,347,000			1,301,453,000				1,471,347,000
Interest expense related to this finance lease			1,068,000			1,178,000		2,170,000		2,368,000		4,675,000	4,621,000	3,780,000
Cash payment for finance expenses								2,184,000		2,144,000		4,021,000	3,590,000	1,869,000
Long term line of credit													5,700,000			$ 800,000,000
Non-recourse promissory notes					0							0	0	5,700,000
Selling, general and administrative expenses			225,082,000	[1]		392,818,000	[1]	499,502,000	[1]	925,101,000	[1]	1,604,669,000	2,793,663,000	1,349,622,000
Debt instrument, Converted to shares													3,300,000
Common stock value
Preferred stock, Value, Issued
Debt instrument, Term								185 days
Promissory Note [Member]
Related Party Transaction [Line Items]
Payment of recourse debt to employees													$ 7,800,000
Sound Ventures II LLC [Member]
Related Party Transaction [Line Items]
Equity method investment, percentage sold								5.70%
Creator Fund [Member]
Related Party Transaction [Line Items]
Profit on sale of sale of underlying portfolio investments								$ 101,800,000
Maximum [Member]
Related Party Transaction [Line Items]
Interest rate													2.60%
Debt instrument, Term													2028 years
Minimum [Member]
Related Party Transaction [Line Items]
Interest rate													1.70%
Debt instrument, Term													2020 years
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares issued			176,628,752		41,512,605			176,628,752				41,512,605	41,304,381
Common stock value			$ 177,000		$ 42,000			$ 177,000				$ 42,000	$ 41,000
Common Class A [Member] | Debt Settlement Issuance Of Class A Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, shares issued													296,813
Common stock value													$ 800,000
Series Ap 1 Preferred Stock [Member] | Debt Settlement Issuance Of Series AP-1 Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock, Shares Issued													97,229
Preferred stock, Value, Issued													$ 2,500,000
Unsecured Debt [Member] | Wpi Fund [Member]
Related Party Transaction [Line Items]
Long term line of credit																		$ 26,100,000
Interest rate																		1.52%
Interest expense														200,000
China Co [Member]
Related Party Transaction [Line Items]
Revenue			10,000.00			0		1,500,000		0		2,600,000
SoftBank Group Corp [Member]
Related Party Transaction [Line Items]
Related party transaction, service fees			2,700,000			4,000,000.0		10,000,000.0		8,000,000.0		20,100,000	7,700,000	900,000
Revenue												0		0
Related party receivable					80,000,000.0							80,000,000.0					$ 80,000,000.0
Related party deposits													40,000,000.0					$ 20,000,000.0
Other revenue													38,400,000
Cash received												0
Deferred revenue					21,600,000							21,600,000	21,600,000
Reimbursement of expenses								50,000,000.0				50,000,000.0
Accounts payable and accrued expenses			14,500,000		14,500,000			14,500,000				14,500,000	50,000,000.0
Selling, general and administrative expenses													15,000,000.0
Due to affiliate			50,000,000.0					50,000,000.0					50,000,000.0
Deferred financing costs													20,000,000.0
Equity issuance costs													15,000,000.0
Repayments of related party debt												35,500,000
SoftBank Group Corp [Member] | Sale Of Memberships And Various Other Services [Member]
Related Party Transaction [Line Items]
Revenue			28,100,000			35,100,000		69,700,000		71,900,000		142,100,000	108,900,000	21,800,000
WeWork [Member]
Related Party Transaction [Line Items]
Cancellation of debt												1,500,000
Other Related Parties [Member] | Sale Of Memberships And Various Other Services [Member]
Related Party Transaction [Line Items]
Revenue			2,500,000			5,600,000		6,000,000.0		11,700,000		22,900,000	16,000,000.0	3,200,000
Adam Neumann [Member]
Related Party Transaction [Line Items]
Related party transaction, service fees													600,000
Revenue			0			0		0		0		0	300,000	100,000
Related party receivable													185,000,000.0
Reimbursement of expenses												900,000	2,500,000
Reimbursement of expenses, receivable												1,800,000	$ 1,800,000
Percentage of amount received from related party receivable													50.00%
Percentage of amount receivable from related party													50.00%
Restructuring and other related costs													$ 1,500,000
Lease cost expense			2,600,000			2,600,000		5,200,000		5,300,000		10,900,000	7,700,000	5,800,000
Cash payment for lease expenses								5,400,000		5,000,000.0		10,500,000	6,500,000	6,100,000
Cash received from tenant incentives, Operating Lease								0		3,900,000		3,900,000	400,000	11,600,000
Future minimum lease cost payments , rent payments			186,500,000		198,900,000			186,500,000				198,900,000
Future minimum lease cost payments , tenant lease incentive receivables			17,300,000		10,500,000			17,300,000				10,500,000
Interest expense related to this finance lease			400,000			400,000		800,000		800,000		1,600,000	1,600,000	1,700,000
Cash payment for finance expenses								1,000,000.0		1,000,000.0		2,000,000.0	2,000,000.0	1,900,000
Cash received from tenant incentives, Finance Lease			0			0		0		0		800,000	0	0
Finance leases future minimum payments due			13,800,000		14,800,000			13,800,000				14,800,000
Finance leases future minimum payments receivable			0		0			0				0
Due to affiliate															$ 105,600,000
WeCap Investment Group [Member]
Related Party Transaction [Line Items]
Lease cost expense			9,500,000			11,200,000		23,000,000.0		24,400,000		43,700,000	42,200,000	13,500,000
Cash payment for lease expenses								28,900,000		18,500,000		33,400,000	30,500,000	6,000,000.0
Cash received from tenant incentives, Operating Lease								2,600,000		0		13,300,000	13,000,000.0	33,600,000
Future minimum lease cost payments , rent payments			687,500,000		905,000,000.0			687,500,000				905,000,000.0
Future minimum lease cost payments , tenant lease incentive receivables			14,200,000		8,700,000			14,200,000				8,700,000
Noncancelable leases future undiscounted fixed minimum lease cost payments			281,700,000					281,700,000
Vendor Or Other Related Party [Member]
Related Party Transaction [Line Items]
Related party transaction, service fees			$ 0			1,500,000		$ 0		2,900,000		$ 5,800,000	900,000	400,000
ChinaCo Management Fee [Member]
Related Party Transaction [Line Items]
Related party transaction, service fees					$ 1,300,000
Percentage of annual management fee on net revenue			4.00%		4.00%			4.00%				4.00%
Promotional services [Member] | Adam Neumann [Member]
Related Party Transaction [Line Items]
Related party transaction, service fees													20,000	158,000
Employee [Member] | Adam Neumann [Member]
Related Party Transaction [Line Items]
Related party transaction, service fees			$ 0			0		$ 0		43,000			218,000	163,000
Employee [Member] | Director [Member]
Related Party Transaction [Line Items]
Related party transaction, service fees			0			$ 0		0		$ 33,000			$ 120,000	$ 98,000
Profit Sharing Agrrement [Member] | Sound Ventures II LLC [Member]
Related Party Transaction [Line Items]
Commited capital								8,000,000.0
Funded commitments			6,100,000					6,100,000
Unfunded commitments			$ 1,900,000					$ 1,900,000
Profit Sharing Agrrement [Member] | Creator Fund [Member]
Related Party Transaction [Line Items]
Percentage of share of profits on sale of underlying portfolio investments			20.00%					20.00%
ChinaCo Deconsolidation [Member]
Related Party Transaction [Line Items]
Related party transaction, service fees					$ 1,800,000			$ 100,000				$ 100,000
Related party transaction fees payable per month					600,000
Total lease obligations			$ 3,500,000		$ 4,900,000			$ 3,500,000				$ 4,900,000

[1]	Includes cost of revenue in the amount of $20.6 million and $50.1 million for the three months and $32.7 million and $142.5 million for the six months ended June 30, 2021 and 2020, respectively. Excludes depreciation and amortization of none for the three months and none and $0.2 million for the six months ended June 30, 2021 and 2020, respectively shown separately below.